Significant Accounting Policies (Details Narrative) - USD ($)		12 Months Ended
	Nov. 25, 2020	Dec. 31, 2020	Dec. 31, 2019	Feb. 25, 2021	Jan. 21, 2021	Jun. 30, 2020	Jan. 02, 2020	Jul. 25, 2019
Reverse stock split	On November 25, 2019, the Company effectuated a reverse stock split of its shares of Common Stock whereby every twenty-four (24) pre-split shares of Common Stock were exchanged for one (1) post-split share of the Company's Common Stock ("Reverse Stock Split").
Restricted cash			$ 115,094
Maturities of securities		less than one year
Equity investments gain on reclassification		$ 54,100
Accumulated other comprehensive income			17,886			$ 21,153
Gain (loss) on sale of securities		(36,714)	3,952
Proceeds from sale of marketable securities		2,314,374	2,857,960
Allowances for doubtful accounts for trade receivables		0	0
Bad debt expenses		0	5,325
Allowance for doubtful accounts for other receivables		0	100,000
Bad debts expense for other receivables		0	100,000
Operating lease, annual rentals		$ 132,000
Operating lease description		The Company leases its facility in West Deptford, New Jersey (the "Thorofare Facility") under an operating lease ("Thorofare Lease") with annual rentals of $132,000 plus common area maintenance (CAM) charges. The Thorofare Facility houses the Company's office, manufacturing, laboratories and warehouse space. The lease, took effect on January 1, 2008. On January 7, 2013, the Company extended its lease agreement for a term of 7 years, expiring December 31 2019. On November 11, 2019, the Company entered into an extension of the Thorofare Lease, extending the term to December 31, 2021, effective January 1, 2020, and providing for an early termination option of the lease with a 150 day notice period.
Right-of-use asset						153,709
Operating lease expense		$ 154,362
Income tax examination, likelihood percentage		The amount recognized is measured as the largest amount of benefit that is greater than 50 percent likely to be realized upon settlement.
Unrecognized tax benefits
Income tax benefit
Accrued for penalties and interest
Topic 842 [Member]
Right-of-use asset							$ 306,706
Unsecured Promissory Note [Member]
Advances to related party								$ 100,000
Secured Promissory Note [Member]
Advances to related party		$ 1,200,000
Secured Promissory Note [Member] | Subsequent Event [Member]
Advances to related party				$ 1,200,000	$ 600,000
Minimum [Member]
Normal credit terms extended to customers		30 days
Maximum [Member]
Normal credit terms extended to customers		90 days
Maximum [Member] | Patents [Member]
Long-lived intangible assets estimated useful lives		17 years
Lease Liability Non-current [Member]
Operating lease, liability						$ 155,737
Lease Liability Non-current [Member] | Topic 842 [Member]
Operating lease, liability							$ 306,706